Portfolio of investments—June 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 95.80%
Communication services: 0.73%
Interactive media & services: 0.73%
Match Group, Inc.†	2,166,800	$90,680,580
Consumer discretionary: 8.41%
Automobile components: 0.89%
Aptiv PLC†	1,079,830	110,239,845
Distributors: 3.26%
LKQ Corp.	6,955,700	405,308,639
Hotels, restaurants & leisure: 1.96%
Wendy’s Co.	3,900,500	84,835,875
Yum China Holdings, Inc.	2,808,100	158,657,650
		243,493,525
Household durables: 0.96%
D.R. Horton, Inc.	980,600	119,329,214
Specialty retail: 1.34%
Foot Locker, Inc.	2,195,900	59,530,849
RH†	325,300	107,215,627
		166,746,476
Consumer staples: 7.42%
Beverages: 2.43%
Keurig Dr Pepper, Inc.	9,675,714	302,559,577
Household products: 4.99%
Church & Dwight Co., Inc.	3,201,800	320,916,414
Reynolds Consumer Products, Inc.♠	10,578,400	298,839,800
		619,756,214
Energy: 5.60%
Energy equipment & services: 1.44%
Baker Hughes Co.	3,974,000	125,618,140
NOV, Inc.	3,317,400	53,211,096
		178,829,236
Oil, gas & consumable fuels: 4.16%
Devon Energy Corp.	2,518,600	121,749,124
EOG Resources, Inc.	1,643,300	188,059,252
Targa Resources Corp.	493,100	37,524,910
Valero Energy Corp.	1,443,000	169,263,900
		516,597,186
Financials: 17.30%
Banks: 2.72%
Citizens Financial Group, Inc.	1,182,900	30,850,032
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund  | 1

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Banks (continued)
Fifth Third Bancorp	7,455,600	$195,411,276
Regions Financial Corp.	6,308,100	112,410,342
		338,671,650
Capital markets: 0.00%
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
Consumer finance: 0.69%
Discover Financial Services	731,600	85,487,460
Financial services: 2.32%
Euronet Worldwide, Inc.†	2,456,500	288,319,405
Insurance: 9.37%
Allstate Corp.	2,549,300	277,975,672
Arch Capital Group Ltd.†	4,626,700	346,308,495
Axis Capital Holdings Ltd.	873,600	47,025,888
Brown & Brown, Inc.	4,818,600	331,712,424
Loews Corp.	2,725,800	161,858,004
		1,164,880,483
Mortgage real estate investment trusts (REITs): 2.20%
Annaly Capital Management, Inc.	13,637,049	272,877,351
Health care: 7.16%
Health care equipment & supplies: 5.50%
Alcon, Inc.	4,061,600	333,497,976
Teleflex, Inc.	494,000	119,562,820
Zimmer Biomet Holdings, Inc.	1,583,900	230,615,840
		683,676,636
Life sciences tools & services: 1.66%
Charles River Laboratories International, Inc.†	982,614	206,594,593
Industrials: 23.58%
Aerospace & defense: 1.94%
L3Harris Technologies, Inc.	1,229,400	240,679,638
Building products: 3.08%
Carlisle Cos., Inc.	1,493,100	383,024,943
Commercial services & supplies: 3.55%
Republic Services, Inc.	2,883,600	441,681,012
Construction & engineering: 3.95%
API Group Corp.†	4,711,716	128,441,379
MasTec, Inc.†	3,072,200	362,427,434
		490,868,813
Ground transportation: 0.96%
Knight-Swift Transportation Holdings, Inc.	2,139,000	118,842,840
See accompanying notes to portfolio of investments
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Machinery: 2.16%
Donaldson Co., Inc.	2,551,500	$159,494,265
Gates Industrial Corp. PLC†	8,126,532	109,545,652
		269,039,917
Professional services: 3.80%
Dun & Bradstreet Holdings, Inc.	9,086,946	105,135,965
Jacobs Solutions, Inc.	3,083,200	366,561,648
		471,697,613
Trading companies & distributors: 4.14%
AerCap Holdings NV†	6,684,200	424,580,384
Ferguson PLC	571,600	89,918,396
		514,498,780
Information technology: 4.97%
IT services: 3.15%
Amdocs Ltd.	3,955,900	391,040,715
Semiconductors & semiconductor equipment: 0.91%
ON Semiconductor Corp.†	858,600	81,206,388
Teradyne, Inc.	282,700	31,472,991
		112,679,379
Software: 0.91%
Synopsys, Inc.†	260,100	113,250,141
Materials: 6.94%
Chemicals: 1.17%
Ashland, Inc.	7,800	677,898
Huntsman Corp.	5,365,200	144,967,704
		145,645,602
Construction materials: 3.57%
Vulcan Materials Co.	1,966,900	443,417,936
Containers & packaging: 0.75%
AptarGroup, Inc.	803,300	93,070,338
Metals & mining: 1.45%
Freeport-McMoRan, Inc.	4,501,400	180,056,000
Real estate: 7.65%
Office REITs : 1.57%
Boston Properties, Inc.	3,388,300	195,132,197
Real estate management & development: 2.75%
CBRE Group, Inc. Class A†	4,228,000	341,241,880
Specialized REITs : 3.33%
CubeSmart	2,068,000	92,356,880
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund  | 3

Portfolio of investments—June 30, 2023 (unaudited)

	Shares	Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	4,101,700	$198,768,382
Weyerhaeuser Co.	3,681,600	123,370,416
		414,495,678
Utilities: 6.04%
Electric utilities: 4.32%
American Electric Power Co., Inc.	3,236,300	272,496,460
FirstEnergy Corp.	6,797,100	264,271,248
		536,767,708
Water utilities: 1.72%
American Water Works Co., Inc.	1,495,000	213,411,250
Total common stocks (Cost $8,982,561,184)		11,904,590,457

	Expiration date
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 3.95%
Investment companies: 3.95%
Allspring Government Money Market Fund Select Class♠∞		5.02%	490,282,634	490,282,634
Total short-term investments (Cost $490,282,634)				490,282,634
Total investments in securities (Cost $9,477,404,746)	99.75%			12,394,873,091
Other assets and liabilities, net	0.25			31,229,337
Total net assets	100.00%			$12,426,102,428

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—June 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Reynolds Consumer Products, Inc.	$272,524,977	$2,696,955	$0	$0	$23,617,868	$298,839,800	10,578,400	$7,252,774
Short-term investments
Allspring Government Money Market Fund Select Class	468,119,059	1,451,239,482	(1,429,075,907)	0	0	490,282,634	490,282,634	15,980,327
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	21,600,000	5,851,560	(27,452,122)	562	0	0	0	18,216 [1]
				$562	$23,617,868	$789,122,434		$23,251,317

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund  | 5

Notes to portfolio of investments—June 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral.When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
6 | Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—June 30, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$90,680,580	$0	$0	$90,680,580
Consumer discretionary	1,045,117,699	0	0	1,045,117,699
Consumer staples	922,315,791	0	0	922,315,791
Energy	695,426,422	0	0	695,426,422
Financials	2,150,236,349	7	0	2,150,236,356
Health care	890,271,229	0	0	890,271,229
Industrials	2,930,333,556	0	0	2,930,333,556
Information technology	616,970,235	0	0	616,970,235
Materials	862,189,876	0	0	862,189,876
Real estate	950,869,755	0	0	950,869,755
Utilities	750,178,958	0	0	750,178,958
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	490,282,634	0	0	490,282,634
Total assets	$12,394,873,084	$7	$0	$12,394,873,091
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended June 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Special Mid Cap Value Fund  | 7